OPERATING SEGMENTS: (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment	Segment information:
	For the Six months ended June 30, 2026
	Medical Technology	AME and Quantum Segment	Elimination of inter-segment transactions	Total
Segment revenues	-	1,554	-	1,554
Segment cost of revenues	-	(610)	-	(610)
Segment gross profit	-	944	-	944
Segment gross margin	-	61%	-	61%

Operating expenses
Research and development	(3,681)	(1,079)	-	(4,760)
General and administrative	(1,659)	(935)	-	(2,594)
Sales and marketing	(179)	(366)	-	(545)
Other income	19	-	-	19
Segment total operating expenses	(5,500)	(2,380)	-	(7,880)

Segment operating loss	(5,500)	(1,436)	-	(6,936)

Interest income from deposits	-	-	-	22
Finance income (expenses), net	-	-	-	560
Net loss and comprehensive loss	-	-	-	(6,354)

Schedule of Major Customers	Major Customers:
	Six months ended June 30, 2026	Six months ended June 30, 2025
Customer A	22%
Customer B	25%
Customer C	27%
Customer D		100%

Schedule of Revenues from External Customers by Geographic Area

The following table presents the Company’s revenues from external customers by geographic area, based on the location of the customer:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Europe	980
Other	397
USA	177	289
Total revenues	1,554	289